FEDERATED MDT EQUITY TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

September 27, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:  FEDERATED MDT EQUITY TRUST (the “Trust”)
     FEDERATED MDT LARGE CAP VALUE FUND (the “Fund”)

Class A Shares

Class B Shares

Class C Shares

Class R Shares

Class R6 Shares

Institutional Shares

Service Shares

1933 Act File No. 333-219845

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus/Proxy Statement and Statement of Additional Information dated September 26, 2017, that would have been filed under Rule 497(c), does not differ from the form of Prospectus/Proxy Statement and Statement of Additional Information contained in the most recent Registration Statement on Form N-14 for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 1 on September 26, 2017.

If you have any questions regarding this certification, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary